Loans and Financing - Schedule of Non-Current Liabilities (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Non-Current Liabilities [Line Items]
Non-current liabilities	R$ 867	R$ 375
2026 [Member]
Schedule of Non-Current Liabilities [Line Items]
Non-current liabilities	678	186
2027 [Member]
Schedule of Non-Current Liabilities [Line Items]
Non-current liabilities	R$ 189	R$ 189